STOCKHOLDER'S EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Proceeds from the offering are summarized as follows.
Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

Schedule Of Additional Paid In Capital Adjustment [Table Text Block]

Warrant amortization is summarized as follows at December 31, 2012 and 2011 and for the years then ended:

	2012	2011

Added to additional paid-in capital	$169,200	$35,247
	$169,200	$35,247

Interest expense	90,636	35,247
Consulting expense	78,564	-
	$169,200	$35,247